UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value

Aerospace and defense (0.8%)

European Aeronautic Defence and Space Co. (France)	27,136	$1,728,902

		1,728,902
Air freight and logistics (1.8%)

Deutsche Post AG (Germany)	115,816	3,843,403

		3,843,403
Airlines (0.8%)

Japan Airlines Co., Ltd. (Japan) (UR)	28,100	1,698,092

		1,698,092
Auto components (1.0%)

Valeo SA (France)	25,021	2,136,591

		2,136,591
Automobiles (4.2%)

Daimler AG (Registered Shares) (Germany)	35,855	2,794,943

Nissan Motor Co., Ltd. (Japan)	337,000	3,373,600

Toyota Motor Corp. (Japan)	46,700	2,978,880

		9,147,423
Beverages (0.4%)

Britvic PLC (United Kingdom)	103,293	957,341

		957,341
Building products (0.6%)

Cie de St-Gobain (France)	27,623	1,367,921

		1,367,921
Capital markets (1.1%)

UBS AG (Switzerland)	112,348	2,298,267

		2,298,267
Chemicals (2.1%)

Arkema (France)	17,008	1,894,814

BASF SE (Germany)	28,511	2,734,692

		4,629,506
Commercial banks (12.6%)

Australia & New Zealand Banking Group, Ltd. (Australia)	148,125	4,253,360

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)	130,183	17,788

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	130,183	1,454,736

Bank of Yokohama, Ltd. (The) (Japan)	143,000	816,145

Barclays PLC NPR (United Kingdom)(NON)	191,498	250,338

Barclays PLC (United Kingdom)	765,992	3,292,374

BNP Paribas SA (France)	23,684	1,602,046

HSBC Holdings PLC (United Kingdom)	522,758	5,665,088

Lloyds Banking Group PLC (United Kingdom)(NON)	1,102,641	1,313,452

Sberbank of Russia ADR (Russia)	161,667	1,948,087

Sumitomo Mitsui Financial Group, Inc. (Japan)	102,800	4,962,470

UniCredit SpA (Italy)	279,703	1,783,004

		27,358,888
Computers and peripherals (0.8%)

ASUSTeK Computer, Inc. (Taiwan)	125,000	995,620

Casetek Holdings, Ltd. (Taiwan)	141,000	755,860

		1,751,480
Construction and engineering (1.5%)

Daelim Industrial Co., Ltd. (South Korea)	4,869	439,475

Vinci SA (France)	47,763	2,776,558

		3,216,033
Construction materials (0.5%)

Holcim, Ltd. (Switzerland)	15,148	1,127,285

		1,127,285
Consumer finance (0.9%)

Credit Saison Co., Ltd. (Japan)	69,000	1,866,534

		1,866,534
Diversified financial services (3.3%)

ING Groep NV (Netherlands)(NON)	419,587	4,740,349

ORIX Corp. (Japan)	155,300	2,520,001

		7,260,350
Diversified telecommunication services (2.9%)

Jazztel PLC (Spain)(NON)	167,024	1,814,673

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	22,300	1,152,490

TDC A/S (Denmark)	154,243	1,305,152

Ziggo NV (Netherlands)	47,343	1,917,598

		6,189,913
Electric utilities (1.0%)

Cia Energetica de Minas Gerais ADR (Brazil)	61,054	527,507

Energias de Portugal (EDP) SA (Portugal)	466,127	1,702,620

		2,230,127
Electrical equipment (1.4%)

Mitsubishi Electric Corp. (Japan)	183,000	1,917,595

Schneider Electric SA (France)	14,157	1,197,211

		3,114,806
Electronic equipment, instruments, and components (0.5%)

Hitachi, Ltd. (Japan)	154,000	1,013,663

		1,013,663
Energy equipment and services (0.3%)

Ezion Holdings, Ltd. (Singapore)	422,000	740,026

		740,026
Food and staples retail (0.9%)

Lawson, Inc. (Japan)	15,700	1,228,272

WM Morrison Supermarkets PLC (United Kingdom)	147,320	667,790

		1,896,062
Food products (1.9%)

Ajinomoto Co., Inc. (Japan)	64,000	839,921

Kerry Group PLC Class A (Ireland)	28,386	1,726,363

Nestle SA (Switzerland)	23,492	1,643,024

		4,209,308
Gas utilities (1.1%)

Tokyo Gas Co., Ltd. (Japan)	439,000	2,402,788

		2,402,788
Hotels, restaurants, and leisure (1.6%)

SJM Holdings, Ltd. (Hong Kong)	412,000	1,158,035

TUI Travel PLC (United Kingdom)	397,298	2,364,995

		3,523,030
Household durables (1.6%)

Alpine Electronics, Inc. (Japan)	59,900	650,219

Bellway PLC (United Kingdom)	92,423	1,967,551

Sekisui House, Ltd. (Japan)	57,000	764,291

		3,382,061
Industrial conglomerates (1.6%)

Siemens AG (Germany)	28,380	3,419,360

		3,419,360
Insurance (9.5%)

ACE, Ltd.	29,686	2,777,422

Admiral Group PLC (United Kingdom)	25,572	510,444

AIA Group, Ltd. (Hong Kong)	191,600	900,453

Allianz SE (Germany)	37,208	5,849,144

AXA SA (France)	111,624	2,586,056

Intact Financial Corp. (Canada)	24,300	1,457,457

MS&AD Insurance Group Holdings (Japan)	28,500	742,255

Prudential PLC (United Kingdom)	159,975	2,980,902

SCOR SE (France)	52,636	1,742,831

Tokio Marine Holdings, Inc. (Japan)	29,600	965,136

		20,512,100
IT Services (0.3%)

Amadeus IT Holding SA Class A (Spain)	17,021	603,304

		603,304
Machinery (1.1%)

FANUC Corp. (Japan)	10,600	1,748,065

Metso Corp. OYJ (Finland)	18,069	709,873

		2,457,938
Media (2.8%)

Atresmedia Corporacion de Medios de Comunicacion S.A. (Spain)(S)	92,962	1,196,013

Liberty Global PLC Ser. C (United Kingdom)(NON)	20,600	1,553,858

WPP PLC (United Kingdom)	163,452	3,360,580

		6,110,451
Metals and mining (1.4%)

Fortescue Metals Group, Ltd. (Australia) (NON)	251,465	1,114,311

Glencore Xstrata PLC (United Kingdom)	304,399	1,659,230

Newcrest Mining, Ltd. (Australia)	27,135	296,177

		3,069,718
Multi-utilities (2.1%)

Centrica PLC (United Kingdom)	507,478	3,037,295

Veolia Environnement (France)	87,935	1,501,907

		4,539,202
Oil, gas, and consumable fuels (8.4%)

Canadian Natural Resources, Ltd. (Canada)	80,600	2,532,908

ENI SpA (Italy)	171,826	3,940,110

Origin Energy, Ltd. (Australia)	104,362	1,372,767

Royal Dutch Shell PLC Class A (United Kingdom)	255,850	8,438,571

Suncor Energy, Inc. (Canada)	51,900	1,855,713

		18,140,069
Pharmaceuticals (9.8%)

Astellas Pharma, Inc. (Japan)	47,600	2,421,283

AstraZeneca PLC (United Kingdom)	36,212	1,885,043

Bayer AG (Germany)	34,382	4,054,134

GlaxoSmithKline PLC (United Kingdom)	78,338	1,975,244

Roche Holding AG-Genusschein (Switzerland)	4,311	1,162,661

Sanofi (France)	71,828	7,285,026

Stada Arzneimittel AG (Germany)	20,672	1,048,310

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	38,100	1,439,418

		21,271,119
Real estate investment trusts (REITs) (1.5%)

Dexus Property Group (Australia)(R)	1,297,177	1,216,187

Shopping Centres Australasia Property Group (Australia)(R)	940,742	1,342,756

Westfield Retail Trust (Australia)(R)	222,295	615,916

		3,174,859
Real estate management and development (2.1%)

Hongkong Land Holdings, Ltd. (Hong Kong)	200,000	1,320,000

Mitsubishi Estate Co., Ltd. (Japan)	82,000	2,415,911

Sun Hung Kai Properties, Ltd. (Hong Kong)	63,000	856,961

		4,592,872
Semiconductors and semiconductor equipment (1.9%)

NXP Semiconductor NV(NON)	20,400	759,084

Samsung Electronics Co., Ltd. (South Korea)	1,462	1,859,682

SK Hynix, Inc. (South Korea)(NON)	50,350	1,417,254

		4,036,020
Software (0.6%)

Nintendo Co., Ltd. (Japan)	12,400	1,404,059

		1,404,059
Tobacco (2.0%)

Japan Tobacco, Inc. (Japan)	87,800	3,153,100

Philip Morris International, Inc.	12,500	1,082,375

		4,235,475
Trading companies and distributors (1.6%)

ITOCHU Corp. (Japan)	95,500	1,167,821

Mitsubishi Corp. (Japan)	118,800	2,400,293

		3,568,114
Wireless telecommunication services (3.6%)

SoftBank Corp. (Japan)	14,500	1,001,628

Vodafone Group PLC (United Kingdom)	1,934,236	6,763,687

		7,765,315

Total common stocks (cost $173,124,429)		$207,989,775

SHORT-TERM INVESTMENTS (4.0%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	6,352,508	$6,352,508

Putnam Cash Collateral Pool, LLC 0.13%(d)	627,661	627,661

SSgA Prime Money Market Fund 0.02%(P)	560,000	560,000

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014(SEGSF)	$48,000	47,986

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEGSF)	151,000	150,962

U.S. Treasury Bills with an effective yield of 0.10%, April 3, 2014(SEGSF)	494,000	493,918

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, March 6, 2014	95,000	94,994

U.S. Treasury Bills with effective yields ranging from 0.14% to 0.15%, February 6, 2014	150,000	149,992

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014	282,000	281,994

Total short-term investments (cost $8,759,563)		$8,760,015

TOTAL INVESTMENTS

Total investments (cost $181,883,992)(b)		$216,749,790

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $122,309,304) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$7,733,629	$7,617,077	$116,552
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	1,668,509	1,614,119	54,390
	Australian Dollar	Sell	10/18/13	1,668,509	1,642,710	(25,799)
	British Pound	Buy	12/18/13	3,343,416	3,328,286	15,130
	Canadian Dollar	Sell	10/18/13	2,057,201	2,014,252	(42,949)
	Euro	Buy	12/18/13	347,346	347,562	(216)
	Euro	Sell	12/18/13	347,346	338,159	(9,187)
	Hong Kong Dollar	Buy	11/20/13	1,860,996	1,861,602	(606)
	Japanese Yen	Sell	11/20/13	4,022,584	3,985,203	(37,381)
	Norwegian Krone	Buy	12/18/13	2,252,651	2,226,910	25,741
	Singapore Dollar	Buy	11/20/13	954,832	938,450	16,382
	Swedish Krona	Buy	12/18/13	587,474	570,046	17,428
	Swiss Franc	Sell	12/18/13	557,891	538,328	(19,563)
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	83,220	81,939	1,281
	Australian Dollar	Sell	10/18/13	83,220	80,499	(2,721)
	British Pound	Buy	12/18/13	2,095,136	1,995,563	99,573
	Canadian Dollar	Buy	10/18/13	67,347	65,938	1,409
	Canadian Dollar	Sell	10/18/13	67,347	67,309	(38)
	Danish Krone	Sell	12/18/13	154,763	150,739	(4,024)
	Euro	Buy	12/18/13	1,163,550	1,160,635	2,915
	Euro	Sell	12/18/13	1,163,550	1,146,241	(17,309)
	Japanese Yen	Buy	11/20/13	53,796	53,228	568
Credit Suisse International
	Australian Dollar	Sell	10/18/13	3,167,875	3,118,994	(48,881)
	British Pound	Sell	12/18/13	3,108,969	2,987,587	(121,382)
	Canadian Dollar	Sell	10/18/13	102,671	82,575	(20,096)
	Euro	Buy	12/18/13	3,299,047	3,212,026	87,021
	Japanese Yen	Buy	11/20/13	7,273,872	7,211,790	62,082
	Norwegian Krone	Buy	12/18/13	2,250,977	2,225,321	25,656
	Swedish Krona	Buy	12/18/13	3,035,536	2,945,383	90,153
	Swiss Franc	Buy	12/18/13	2,860,826	2,760,252	100,574
Deutsche Bank AG
	Canadian Dollar	Sell	10/18/13	900,262	881,509	(18,753)
	Euro	Buy	12/18/13	3,193,503	3,109,267	84,236
Goldman Sachs International
	Australian Dollar	Buy	10/18/13	1,413,815	1,391,772	22,043
	Australian Dollar	Sell	10/18/13	1,413,815	1,367,726	(46,089)
	Japanese Yen	Buy	11/20/13	4,438,461	4,391,409	47,052
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	749,823	738,301	11,522
	Australian Dollar	Sell	10/18/13	749,823	725,460	(24,363)
	British Pound	Buy	12/18/13	550,117	528,622	21,495
	Euro	Sell	12/18/13	2,303,420	2,242,236	(61,184)
	Norwegian Krone	Sell	12/18/13	388,807	384,440	(4,367)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	400,632	387,576	13,056
	Australian Dollar	Sell	10/18/13	400,632	394,411	(6,221)
	British Pound	Buy	12/18/13	5,074,828	4,903,730	171,098
	Canadian Dollar	Sell	10/18/13	1,537,054	1,499,847	(37,207)
	Euro	Sell	12/18/13	1,080,062	1,051,688	(28,374)
	Japanese Yen	Buy	11/20/13	50,781	50,325	456
	Singapore Dollar	Buy	11/20/13	1,759,321	1,729,122	30,199
	Swedish Krona	Buy	12/18/13	2,204,992	2,147,542	57,450
	Swiss Franc	Buy	12/18/13	495,043	478,897	16,146
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/13	301,383	327,540	(26,157)
	Euro	Sell	12/18/13	2,104,511	2,041,253	(63,258)
	Israeli Shekel	Sell	10/18/13	533,018	515,671	(17,347)
	Japanese Yen	Buy	11/20/13	994,132	983,445	10,687
	Swedish Krona	Buy	12/18/13	81,391	78,922	2,469
UBS AG
	Australian Dollar	Buy	10/18/13	3,625,727	3,510,835	114,892
	Australian Dollar	Sell	10/18/13	3,625,727	3,569,236	(56,491)
	British Pound	Sell	12/18/13	5,428,682	5,216,635	(212,047)
	Canadian Dollar	Sell	10/18/13	148,184	143,691	(4,493)
	Euro	Sell	12/18/13	4,052,465	3,948,471	(103,994)
	Norwegian Krone	Sell	12/18/13	864,208	854,614	(9,594)
	Swiss Franc	Sell	12/18/13	1,513,123	1,512,291	(832)
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	2,174,914	2,141,425	33,489
	British Pound	Buy	12/18/13	123,614	118,775	4,839
	Canadian Dollar	Sell	10/18/13	1,132,679	1,108,747	(23,932)
	Euro	Buy	12/18/13	3,172,124	3,088,214	83,910
	Japanese Yen	Sell	11/20/13	8,489,174	8,376,936	(112,238)

Total						$234,801

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $216,841,206.
(b)	The aggregate identified cost on a tax basis is $183,858,706, resulting in gross unrealized appreciation and depreciation of $38,746,207 and $5,855,123, respectively, or net unrealized appreciation of $32,891,084.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,686,798	$15,619,884	$10,954,174	$463	$6,352,508
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $588,000.
	The fund received cash collateral of $627,661, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 4,100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
	At the close of the reporting period, the fund maintained liquid assets totaling $434,913 to cover certain derivatives contracts and delayed delivery securities.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	22.6%
	Japan	21.2
	France	12.0
	Germany	11.0
	United States	5.7
	Australia	4.7
	Netherlands	3.1
	Switzerland	2.9
	Canada	2.7
	Italy	2.7
	Spain	2.4
	Hong Kong	2.0
	South Korea	1.7
	Russia	0.9
	Taiwan	0.8
	Ireland	0.8
	Portugal	0.8
	Israel	0.7
	Denmark	0.6
	Other	0.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $174,163 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $443,624 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $248,926.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$24,299,556	$—	$—
Consumer staples	11,298,186	—	—
Energy	18,880,095	—	—
Financials	67,063,870	—	—
Health care	21,271,119	—	—
Industrials	24,414,569	—	—
Information technology	8,808,526	—	—
Materials	8,826,509	—	—
Telecommunication services	13,955,228	—	—
Utilities	9,172,117	—	—
Total common stocks	207,989,775	—	—
Short-term investments	6,912,508	1,847,507	—

Totals by level	$214,902,283	$1,847,507	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$234,801	$—

Totals by level	$—	$234,801	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,441,894	$1,207,093

Total	$1,441,894	$1,207,093

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)				$145,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013